LVIP American Global Balanced Allocation Managed Risk Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.78%
Asset Allocation Fund–10.66%
✧American Funds®– Capital Income Builder	1,420,905	$110,347,481
		110,347,481
Equity Funds–33.12%
✧American Funds®-
American Mutual Fund	1,751,557	102,466,108
Growth Fund of America	1,774,081	131,512,627
Investment Company of America	1,831,776	108,844,112
		342,822,847
Fixed Income Funds–45.74%
✧American Funds®-
Bond Fund of America	36,385,116	411,515,668
High-Income Trust	3,142,514	30,702,359
Inflation Linked Bond Fund	3,304,181	31,257,553
		473,475,580
Global Equity Fund–3.35%
✧American Funds®– Smallcap World Fund	458,433	34,639,193
		34,639,193
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–4.58%
✧American Funds®-
EuroPacific Growth Fund	642,603	$37,823,602
New World Fund	103,683	9,518,059
		47,341,661
Money Market Fund–2.33%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	24,147,975	24,147,975
		24,147,975
Total Investment Companies (Cost $917,884,552)		1,032,774,737

TOTAL INVESTMENTS–99.78% (Cost $917,884,552)	1,032,774,737
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	2,325,593
NET ASSETS APPLICABLE TO 94,159,562 SHARES OUTSTANDING–100.00%	$1,035,100,330

✧Class R-6 shares.
LVIP American Global Balanced Allocation Managed Risk Fund–1

LVIP American Global Balanced Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
6	CME Australian Dollar Currency Futures	$412,950	$423,365	6/15/26	$—	$(10,415)
11	CME British Pound Currency Futures	909,288	921,947	6/15/26	—	(12,659)
16	CME Euro Foreign Exchange Currency Futures	2,317,100	2,333,313	6/15/26	—	(16,213)
13	CME Japanese Yen Currency Futures	1,029,275	1,038,060	6/15/26	—	(8,785)
					—	(48,072)
Equity Contracts:
6	CME E-mini Russell 2000 Index Futures	753,660	748,999	6/18/26	4,661	—
53	CME E-mini S&P 500 Index Futures	17,412,487	17,719,327	6/18/26	—	(306,840)
11	CME E-mini S&P MidCap 400 Index Futures	3,736,150	3,700,173	6/18/26	35,977	—
40	Eurex EURO STOXX 50 Futures	2,540,559	2,647,387	6/19/26	—	(106,828)
7	FTSE 100 Index Futures	944,958	965,717	6/19/26	—	(20,759)
13	ICE U.S. MSCI Emerging Markets Index Futures	945,490	972,750	6/19/26	—	(27,260)
6	OML Stockholm OMXS30 Index Futures	185,071	190,748	4/17/26	—	(5,677)
3	SFE S&P ASX Share Price Index 200 Futures	440,516	446,986	6/18/26	—	(6,470)
5	TSE TOPIX Futures	1,103,935	1,140,958	6/11/26	—	(37,023)
					40,638	(510,857)
Total Futures Contracts					$40,638	$(558,929)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
LVIP American Global Balanced Allocation Managed Risk Fund–2